Transactions - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of significant transactions [line items]
Assets held for sale				$ 350
Quebrada Blanca SA [member] | ENAMI [member]
Disclosure of significant transactions [line items]
Proportion of ownership interest held by non-controlling interest		10.00%	10.00%
Quebrada Blanca SA [member] | Inversiones Mineras S A [member]
Disclosure of significant transactions [line items]
Cash paid		$ 67
Total fair value		175
Total fair value		16
Decrease in equity		$ 159
Inversiones Mineras S A [member]
Disclosure of significant transactions [line items]
Proportion of additional interest in subsidiary	13.50%
Compania Mineras Teck Quebrada Blanca SA [member] | Bottom of range [member]
Disclosure of significant transactions [line items]
Proportion of ownership interest in subsidiary	76.50%
Compania Mineras Teck Quebrada Blanca SA [member] | Top of range [member]
Disclosure of significant transactions [line items]
Proportion of ownership interest in subsidiary	90.00%
QB2 project [member] | Quebrada Blanca SA [member]
Disclosure of significant transactions [line items]
Subsequent proportion of ownership interest in subsidiary		60.00%	60.00%
QB2 project [member] | Quebrada Blanca SA [member] | Sumitomo [member]
Disclosure of significant transactions [line items]
Subscription for interest		30.00%	30.00%
Subsequent proportion of ownership interest held by noncontrolling interest		30.00%	30.00%
QB2 project [member] | Inversiones Mineras S A [member]
Disclosure of significant transactions [line items]
Cash paid			$ 53
QB2 project [member] | Inversiones Mineras S A [member] | Social and environmental impact assessment [member]
Disclosure of significant transactions [line items]
Cash paid			60
QB2 project [member] | Inversiones Mineras S A [member] | Commencement of commercial production [member]
Disclosure of significant transactions [line items]
Cash payable			$ 50
Cash payable period		30 days	30 days
Additional amounts may payable to extent average copper prices exceed per pound in each first three years		3.15	3.15
Cumulative maximum amount if occurs prior to Jan 21, 2024			$ 100
Waneta Dam [member]
Disclosure of significant transactions [line items]
Percentage of sales interest in asset		66.67%	66.67%
Assets held for sale				$ 350
Term power agreement period		20 years	20 years
Additional term power arrangement period		10 years	10 years
Proceeds from sale of asset		$ 1,203,000
Waneta Dam [member] | Pretax [member]
Disclosure of significant transactions [line items]
Gain on disposal net of transaction costs		888
Waneta Dam [member] | After tax [member]
Disclosure of significant transactions [line items]
After tax gain on disposal net of transaction costs		$ 812